SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Weighted Average Fair Value	$ 0.02	$ 0.38
Stock options [Member]
Statement [Line Items]
Risk-free Interest Rate	2.49%
Expected Dividend Yield	0.00%
Expected Warrant Life (years)	5 years
Expected Stock Price Volatility	59.98%
Expected Forfeiture Rate	20.00%
Weighted Average Fair Value	$ 0.63